                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
-------------------------------------------------------------------------------

                            MFS CHARTER INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                             5/31/06
SEMIANNUAL REPORT

MFS(R) CHARTER INCOME TRUST

[graphic omitted]

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

MFS(R) CHARTER INCOME TRUST                                     5/31/06

The trust seeks to maximize current income.

New York Stock Exchange Symbol: MCR

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PORTFOLIO MANAGERS' PROFILES                       3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              22
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     26
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            34
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     35
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             35
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    35
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      98.2%
              Cash & Other Net Assets                     1.7%
              Convertible Stocks                          0.1%

              FIXED INCOME SECTORS (i)

              Non-U.S. Government Bonds                  24.0%
              ------------------------------------------------
              High Yield Corporates                      16.4%
              ------------------------------------------------
              High Grade Corporates                      15.6%
              ------------------------------------------------
              Mortgage-Backed Securities                 13.6%
              ------------------------------------------------
              U.S. Treasury Securities                    9.2%
              ------------------------------------------------
              Emerging Market Bonds                       7.5%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  6.2%
              ------------------------------------------------
              U.S. Government Agencies                    3.8%
              ------------------------------------------------
              Asset-Backed Securities                     1.8%
              ------------------------------------------------
              Residential Mortgage-Backed
              Securities                                  0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        55.8%
              ------------------------------------------------
              AA                                          2.4%
              ------------------------------------------------
              A                                           3.5%
              ------------------------------------------------
              BBB                                        17.4%
              ------------------------------------------------
              BB                                         14.8%
              ------------------------------------------------
              B                                           5.7%
              ------------------------------------------------
              CCC                                         0.3%
              ------------------------------------------------
              Not Rated                                   0.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.7
              ------------------------------------------------
              Average Life (m)                        7.3 yrs.
              ------------------------------------------------
              Average Maturity (m)                   12.2 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (a)                          A+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              63.5%
              ------------------------------------------------
              United Kingdom                              4.7%
              ------------------------------------------------
              Germany                                     4.6%
              ------------------------------------------------
              France                                      3.3%
              ------------------------------------------------
              Ireland                                     3.1%
              ------------------------------------------------
              Finland                                     2.7%
              ------------------------------------------------
              Netherlands                                 2.5%
              ------------------------------------------------
              Spain                                       2.4%
              ------------------------------------------------
              Russia                                      1.8%
              ------------------------------------------------
              Other Countries                            11.4%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been prerefunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 5/31/06.

Percentages are based on net assets as of 5/31/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

John F. Addeo, CFA, is Vice President and Associate Director of Fixed Income Research of MFS Investment Management(R) (MFS(R)) and portfolio manager of the high-yield bond portfolios of our mutual funds, variable annuities, offshore accounts and closed-end funds. John joined MFS as a research analyst in 1998. He became Vice President in 1999, associate portfolio manager in 2000, and portfolio manager in 2001. He has been a portfolio manager of the fund since February 2005. John was named Associate Director of Fixed Income Research in 2004. Previously, he was a quantitative analyst and a vice president in the high-yield groups of several major investment companies. He received a Bachelor of Science degree from Siena College in 1984. He holds the Chartered Financial Analyst (CFA) designation.

Richard O. Hawkins, CFA, is Senior Vice President of MFS Investment Management(R) an investment grade fixed income research analyst; and a portfolio manager of MFS(R) Charter Income Trust. Prior to joining the firm in 1988, he spent two years as an International Bond Analyst for Fidelity Management & Research Company; and five years as an International Lending Officer for Manufacturers Hanover Trust Company. He was named portfolio manager at MFS in 2004. He has been a portfolio manager of the fund since July 2004. Richard earned a bachelor's degree from Brown University and a Master's of Business Administration from the University of Pennsylvania. He is a member of the Association for Investment Management and Research (AIMR) and the Boston Security Analysts Society, Inc. He holds the Chartered Financial Analyst (CFA) designation.

Scott B. Richards, CFA, is Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the firm's high-yield and strategic income portfolios. He has been a portfolio manager of the fund since February 2005. Scott joined MFS in May 2004 with more than 24 years experience as a high-yield bond portfolio manager and research director at several leading investment management firms. He earned a M.B.A. degree from the Amos Tuck School at Dartmouth College in 1984 and a bachelor's degree in applied economics from Cornell University in 1981. He holds the Chartered Financial Analyst (CFA) designation and is a member of the Boston Security Analysts Society, Inc.

Matthew W. Ryan, CFA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and portfolio manager of strategic income and high yield portfolios, as well as the firm's emerging market debt portfolios. Before joining the firm in 1997, Matt worked for four years as an economist at the International Monetary Fund and for five years as an international economist with the U.S. Treasury Department. He was named a portfolio manager of MFS in 1998; Vice President in 1999; and Senior Vice President in 2005. He has been a portfolio manager of the fund since September 2004. Matt is a graduate of Williams College and earned a master's degree in international economics and foreign policy from Johns Hopkins University. Matt also holds the Chartered Financial Analyst (CFA) designation.

PERFORMANCE SUMMARY THROUGH 5/31/06

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY
                                                Date                   Price
Six months ended
     5/31/06

Net asset value per share                        5/31/06                 $9.38
------------------------------------------------------------------------------
                                                11/30/05                 $9.58
------------------------------------------------------------------------------
New York Stock Exchange Price                    5/31/06                 $8.30
------------------------------------------------------------------------------
                                                 1/24/06 (high) (t)      $8.67
------------------------------------------------------------------------------
                                                 4/13/06 (low) (t)       $8.23
------------------------------------------------------------------------------
                                                11/30/05                 $8.43

TOTAL RETURNS VS BENCHMARKS

Six months ended
     5/31/06

New York Stock Exchange Price (r)                                        1.41%
------------------------------------------------------------------------------
Net asset value (r)                                                      0.85%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-Dollar Hedged Index (f)              0.02%
------------------------------------------------------------------------------
J.P. Morgan EMBI Global (f)                                              1.16%
------------------------------------------------------------------------------
Lehman Brothers U.S. Credit Bond Index (f)                              -0.73%
------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage Bond Index (f)                  0.23%
------------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield Corporate Bond Index (f)                 4.41%

(f) Source: FactSet Research Systems, Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period December 1, 2005 through May 31, 2006.

INDEX DEFINITIONS

Citigroup World Government Bond Non-Dollar Hedged Index - a market capitalization-weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

Lehman Brothers U.S. Credit Bond Index - measures publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Lehman Brothers U.S. Government/Mortgage Bond Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the net asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

Shareholders will be sent notices at least annually reporting the tax status of such distributions. The notices will indicate whether any portion of such distributions represent a return of capital. Effective August 1, 2006, the trust will only send monthly notices reporting the tax status of such distributions when required by SEC rules.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Interest payments on inflation adjusted debt instruments can be unpredictable and vary based on the level of inflation. The value of floating rate loans depends on the credit quality and adequacy of the collateral securing the loan. Enforcing rights against the collateral may be difficult or insufficient if the borrower of the floating rate loan defaults. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations.

These risks may increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (unaudited) - 5/31/06

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 98.6%
------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.1%
------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                       $     365,000   $       365,456
CBS Corp., 6.625%, 2011                                                860,000           884,512
EchoStar DBS Corp., 6.375%, 2011                                     1,945,000         1,867,200
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                     340,000           344,250
Lamar Media Corp., 7.25%, 2013                                         675,000           669,094
News America Holdings, 7.7%, 2025                                    1,140,000         1,206,475
News America, Inc., 6.2%, 2034                                         542,000           489,972
                                                                                 ---------------
                                                                                 $     5,826,959
------------------------------------------------------------------------------------------------
Aerospace - 0.1%
------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                             $     440,000   $       444,400
------------------------------------------------------------------------------------------------
Agency - Other - 1.0%
------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                    $   3,600,000   $     5,103,112
------------------------------------------------------------------------------------------------
Airlines - 0.2%
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                         $   1,015,699   $       955,076
------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 8.0%
------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                  $   3,000,000   $     3,021,048
Asset Securitization Corp., 7.525%, 2029                             1,586,134         1,714,918
Asset Securitization Corp., FRN, 8.2937%, 2029                       2,000,000         2,066,849
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                 404,000           399,518
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.8906%, 2040 (a)                                                    1,160,000         1,161,845
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                         1,120,248         1,066,015
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035             2,000,000         1,976,877
Credit Suisse First Boston Mortgage Securities Corp., 6.75%,
2030 (a)                                                             2,000,000         2,001,479
Crest Ltd., 7%, 2040 (a)                                             2,000,000         1,795,800
DLJ Commercial Mortgage Corp., 6.04%, 2031                           2,000,000         2,007,247
First Union-Lehman Brothers Bank of America, FRN,
0.6883%, 2035 (i)                                                   67,839,557         1,191,147
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029 (a)                                                           850,000           931,560
First Union-Lehman Brothers Commercial Mortgage Trust, FRN,
7.5%, 2029                                                           3,000,000         3,318,322
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                         4,000,000         3,782,455
Morgan Stanley Capital I, Inc., 5.168%, 2042                         1,532,020         1,463,847
Mortgage Capital Funding, Inc., FRN, 0.9324%, 2031 (i)              18,072,179           212,661
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                2,500,000         2,437,528
Residential Asset Mortgage Products, Inc., 3.878%, 2035              1,340,523         1,324,288
Spirit Master Funding LLC, 5.05%, 2023 (a)                           1,928,754         1,813,524
Structured Asset Securities Corp., FRN, 4.67%, 2035                  2,484,152         2,445,935
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                           2,003,810         2,023,650
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041           2,000,000         1,867,381
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042           2,000,000         1,894,873
                                                                                 ---------------
                                                                                 $    41,918,767
------------------------------------------------------------------------------------------------
Automotive - 1.6%
------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                 $     515,000   $       426,806
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                        400,000           458,489
Ford Motor Credit Co., 4.95%, 2008                                     200,000           187,476
Ford Motor Credit Co., 6.625%, 2008                                    196,000           185,629
Ford Motor Credit Co., 5.8%, 2009                                    1,600,000         1,462,269
Ford Motor Credit Co., 7%, 2013                                        254,000           219,107
General Motors Acceptance Corp., 6.125%, 2008                          234,000           226,594
General Motors Acceptance Corp., 5.85%, 2009                         1,842,000         1,738,406
General Motors Acceptance Corp., 6.875%, 2011                        1,400,000         1,315,188
General Motors Acceptance Corp., 6.75%, 2014                         1,391,000         1,262,696
General Motors Acceptance Corp., 8%, 2031                              534,000           501,583
General Motors Corp., 8.375%, 2033                                     100,000            75,875
Lear Corp., 8.11%, 2009                                                285,000           277,875
Lear Corp., 5.75%, 2014                                                 50,000            40,750
                                                                                 ---------------
                                                                                 $     8,378,743
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.6%
------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049      $   1,500,000   $     1,872,987
Banco BMG S.A., 9.15%, 2016 (a)                                        982,000           962,360
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                    1,400,000         1,380,750
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)        808,000           799,920
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                         1,667,000         1,533,097
Bosphorus Financial Services Ltd., FRN, 6.97%, 2012 (a)              1,500,000         1,505,954
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)      1,676,000         1,568,873
DFS Funding Corp., FRN, 6.91%, 2010 (a)                              1,750,000         1,776,250
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)             1,330,000         1,306,369
HSBK Europe B.V., 7.75%, 2013 (a)                                      637,000           644,963
J.P. Morgan Chase & Co., 5.125%, 2014                                2,100,000         1,986,531
Kazkommerts International B.V., 10.125%, 2007 (a)                      367,000           379,295
Kazkommerts International B.V., 10.125%, 2007                          128,000           132,288
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(a)     3,800,000         3,670,747
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                        1,898,000         1,869,365
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049             1,408,000         1,386,414
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                      829,000           806,437
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                       655,000           624,133
Russian Standard Finance S.A., 8.125%, 2008 (a)                        682,000           681,148
Russian Standard Finance S.A., 7.5%, 2010 (a)                          176,000           168,520
Russian Standard Finance S.A., 8.625%, 2011 (a)                        498,000           493,070
Turanalem Finance B.V., 7.75%, 2013 (a)                                590,000           584,100
UFJ Finance Aruba AEC, 6.75%, 2013                                   1,300,000         1,357,383
Woori Bank, FRN, 6.125%, 2016 (a)                                    1,490,000         1,477,156
                                                                                 ---------------
                                                                                 $    28,968,110
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.2%
------------------------------------------------------------------------------------------------
CCH II LLC, 10.25%, 2010                                         $     475,000   $       473,812
CSC Holdings, Inc., 8.125%, 2009                                     1,050,000         1,076,250
Lenfest Communications, Inc., 10.5%, 2006                            1,900,000         1,902,134
Mediacom LLC, 9.5%, 2013                                               280,000           281,400
Rogers Cable, Inc., 5.5%, 2014                                       1,025,000           927,625
TCI Communications, Inc., 9.8%, 2012                                 1,169,000         1,359,528
                                                                                 ---------------
                                                                                 $     6,020,749
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                            $   2,680,000   $     2,662,360
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                         2,537,000         2,642,077
                                                                                 ---------------
                                                                                 $     5,304,437
------------------------------------------------------------------------------------------------
Business Services - 0.6%
------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                 $     175,000   $       174,562
Xerox Corp., 7.625%, 2013                                              920,000           943,000
Xerox Corp., 6.4%, 2016                                              2,000,000         1,910,000
                                                                                 ---------------
                                                                                 $     3,027,562
------------------------------------------------------------------------------------------------
Chemicals - 0.9%
------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                         $     204,000   $       223,890
Equistar Chemicals, LP, 10.125%, 2008                                  240,000           255,600
Hercules, Inc., 6.75%, 2029                                            860,000           817,000
Huntsman International LLC, 10.125%, 2009                              331,000           336,792
Lyondell Chemical Co., 11.125%, 2012                                   615,000           676,500
Nalco Co., 7.75%, 2011                                                 650,000           651,625
Nalco Co., 8.875%, 2013                                                 70,000            72,013
Yara International A.S.A., 5.25%, 2014 (a)                           2,000,000         1,863,654
                                                                                 ---------------
                                                                                 $     4,897,074
------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                     $   1,140,000   $     1,198,260
------------------------------------------------------------------------------------------------
Construction - 0.5%
------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                             $   2,300,000   $     2,173,500
M/I Homes, Inc., 6.875%, 2012                                          675,000           612,562
                                                                                 ---------------
                                                                                 $     2,786,062
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                              $     460,000   $       437,000
Service Corp. International, 7.5%, 2017 (a)                            260,000           247,000
                                                                                 ---------------
                                                                                 $       684,000
------------------------------------------------------------------------------------------------
Containers - 0.4%
------------------------------------------------------------------------------------------------
Ball Corp., 6.625%, 2018                                         $     475,000   $       453,625
Crown Americas, 7.75%, 2015 (a)                                        565,000           569,238
Owens-Brockway Glass Container, Inc., 8.875%, 2009                     430,000           443,975
Owens-Brockway Glass Container, Inc., 8.25%, 2013                      865,000           873,650
                                                                                 ---------------
                                                                                 $     2,340,488
------------------------------------------------------------------------------------------------
Defense Electronics - 0.9%
------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                      $     790,000   $       758,590
BAE Systems Holdings, Inc., 5.2%, 2015 (a)                           2,000,000         1,863,890
L-3 Communications Corp., 5.875%, 2015                                 750,000           690,000
L-3 Communications Corp., 6.375%, 2015                               1,500,000         1,417,500
                                                                                 ---------------
                                                                                 $     4,729,980
------------------------------------------------------------------------------------------------
Electronics - 0.1%
------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                       $     790,000   $       763,337
------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.1%
------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (a)                            $     161,000   $       152,950
Gazprom OAO, 9.625%, 2013 (a)                                        1,510,000         1,744,050
Pemex Project Funding Master Trust, 8.625%, 2022                     1,218,000         1,370,250
Petroleum Export/Cayman, 5.265%, 2011 (a)                              275,252           267,853
Petronas Capital Ltd., 7.875%, 2022 (a)                                464,000           534,794
Petronas Capital Ltd., 7.875%, 2022                                  1,340,000         1,544,448
                                                                                 ---------------
                                                                                 $     5,614,345
------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 2.5%
------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.889%, 2012                         $   1,449,000   $     1,330,929
Republic of Bulgaria, 8.25%, 2015                                      600,000           686,160
Republic of Colombia, FRN, 6.97%, 2015                               1,514,000         1,566,936
Republic of Indonesia, 6.875%, 2017 (a)                                171,000           167,477
Republic of Panama, 9.375%, 2029                                     1,121,000         1,367,620
Republic of South Africa, 9.125%, 2009                                 469,000           511,210
Russian Federation, 3%, 2008                                         6,252,000         5,913,767
Russian Federation, 11%, 2018                                          326,000           453,564
United Mexican States, 8.125%, 2019                                    976,000         1,094,584
                                                                                 ---------------
                                                                                 $    13,092,247
------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                              $     335,000   $       342,119
Chesapeake Energy Corp., 7%, 2014                                      240,000           239,100
Chesapeake Energy Corp., 6.875%, 2016                                1,025,000           996,812
Forest Oil Corp., 7.75%, 2014                                          550,000           555,500
Newfield Exploration Co., 6.625%, 2014                                 540,000           517,050
Quicksilver Resources, Inc., 7.125%, 2016                              510,000           487,050
Vintage Petroleum, Inc., 8.25%, 2012                                   550,000           583,046
                                                                                 ---------------
                                                                                 $     3,720,677
------------------------------------------------------------------------------------------------
Entertainment - 0.5%
------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                              $     224,000   $       222,338
AMC Entertainment, Inc., 11%, 2016 (a)                                 200,000           216,000
Six Flags, Inc., 9.75%, 2013                                           220,000           220,550
Turner Broadcasting System, Inc., 8.375%, 2013                       1,784,000         1,972,710
                                                                                 ---------------
                                                                                 $     2,631,598
------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                   $   1,481,000   $     1,415,694
International Lease Finance Corp., 5%, 2010                            321,000           312,959
                                                                                 ---------------
                                                                                 $     1,728,653
------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.1%
------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                $     170,000   $       171,275
Michael Foods, Inc., 8%, 2013                                          315,000           314,212
                                                                                 ---------------
                                                                                 $       485,487
------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                           $     460,000   $       450,800
Jefferson Smurfit Corp., 8.25%, 2012                                   185,000           173,900
MDP Acquisitions PLC, 9.625%, 2012                                     310,000           323,175
Norske Skog Canada Ltd., 7.375%, 2014                                  695,000           639,400
Stone Container Corp., 7.375%, 2014                                  1,000,000           895,000
Stora Enso Oyj, 6.404%, 2016 (a)                                     1,560,000         1,532,954
                                                                                 ---------------
                                                                                 $     4,015,229
------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                   $     520,000   $       501,800
Caesars Entertainment, Inc., 8.125%, 2011                              730,000           777,450
GTECH Holdings Corp., 5.25%, 2014                                      235,000           226,125
Harrah's Operating Co., Inc., 5.625%, 2015                           2,147,000         2,017,815
Host Marriott LP, 7.125%, 2013                                         465,000           467,325
Host Marriott LP, 6.375%, 2015                                         250,000           238,125
Host Marriott LP, 6.75%, 2016 (a)                                    1,000,000           971,250
Mandalay Resort Group, 9.375%, 2010                                    450,000           480,375
MGM Mirage, Inc., 8.375%, 2011                                       1,155,000         1,206,975
MGM Mirage, Inc., 6.75%, 2013 (a)                                      230,000           224,538
MGM Mirage, Inc., 6.875%, 2016 (a)                                     195,000           187,200
Royal Caribbean Cruises Ltd., 8%, 2010                                 990,000         1,042,567
Scientific Games Corp., 6.25%, 2012                                    380,000           365,750
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012              2,390,000         2,527,425
Station Casinos, Inc., 6.5%, 2014                                      440,000           420,200
Wynn Las Vegas LLC, 6.625%, 2014                                       225,000           213,469
                                                                                 ---------------
                                                                                 $    11,868,389
------------------------------------------------------------------------------------------------
Industrial - 0.2%
------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (a)                        $     725,000   $       783,000
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                      310,000           313,100
                                                                                 ---------------
                                                                                 $     1,096,100
------------------------------------------------------------------------------------------------
Insurance - 0.9%
------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                  $   4,250,000   $     3,871,746
UnumProvident Corp., 7.625%, 2011                                      215,000           225,750
UnumProvident Corp., 6.85%, 2015 (a)                                   580,000           573,438
                                                                                 ---------------
                                                                                 $     4,670,934
------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.6%
------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                          $   1,689,000   $     1,611,029
Fund American Cos., Inc., 5.875%, 2013                               1,351,000         1,311,283
                                                                                 ---------------
                                                                                 $     2,922,312
------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 2.6%
------------------------------------------------------------------------------------------------
KfW Bankengruppe, FRN, 2.844%, 2007                            EUR   3,321,000   $     4,250,289
Landesbank Baden-Wurttemberg, FRN, 2.764%, 2007                EUR   1,105,000         1,414,837
Landesbank Baden-Wurttemberg, FRN, 2.879%, 2007                EUR   1,033,000         1,318,758
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007                EUR   1,950,000         2,497,209
Network Rail MTN Finance PLC, FRN, 2.913%, 2007                EUR   3,359,000         4,301,568
                                                                                 ---------------
                                                                                 $    13,782,661
------------------------------------------------------------------------------------------------
International Market Sovereign - 20.8%
------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                        EUR   4,199,000   $     5,380,749
Federal Republic of Germany, 3.75%, 2015                       EUR   3,906,000         4,936,858
Federal Republic of Germany, 6.25%, 2030                       EUR     774,000         1,278,045
Government of New Zealand, 6.5%, 2013                          NZD   9,660,000         6,367,638
Government of New Zealand, 6%, 2017                            NZD   1,975,000         1,278,072
Kingdom of Netherlands, 5.75%, 2007                            EUR   4,645,000         6,052,640
Kingdom of Netherlands, 3.75%, 2009                            EUR   5,253,000         6,767,279
Kingdom of Spain, 6%, 2008                                     EUR   5,210,000         6,945,670
Kingdom of Spain, 5.35%, 2011                                  EUR   3,009,000         4,144,686
Republic of Austria, 5.5%, 2007                                EUR   5,174,000         6,813,612
Republic of Finland, 5.375%, 2013                              EUR   8,575,000        12,004,613
Republic of France, 4.75%, 2007                                EUR   9,352,000        12,173,111
Republic of France, 4.75%, 2012                                EUR   1,219,000         1,643,687
Republic of France, 6%, 2025                                   EUR     814,000         1,284,861
Republic of Ireland, 4.25%, 2007                               EUR   9,448,000        12,249,490
Republic of Ireland, 4.6%, 2016                                EUR   2,507,000         3,374,033
United Kingdom Treasury, 5.75%, 2009                           GBP   3,138,000         6,060,100
United Kingdom Treasury, 5%, 2012                              GBP   3,055,000         5,807,331
United Kingdom Treasury, 8%, 2015                              GBP   1,584,000         3,723,273
                                                                                 ---------------
                                                                                 $   108,285,748
------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009                                 $   1,415,000   $     1,390,237
Case New Holland, Inc., 9.25%, 2011                                    160,000           170,000
Case New Holland, Inc., 7.125%, 2014 (a)                               380,000           368,600
Manitowoc Co., Inc., 10.5%, 2012                                       331,000           360,790
Terex Corp., 9.25%, 2011                                               265,000           280,237
                                                                                 ---------------
                                                                                 $     2,569,864
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.6%
------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015 (a)                        $   2,465,000   $     2,374,330
DaVita, Inc., 6.625%, 2013                                             170,000           163,412
DaVita, Inc., 7.25%, 2015                                              400,000           390,000
Fisher Scientific International, Inc., 6.125%, 2015                  1,500,000         1,458,750
HCA, Inc., 8.75%, 2010                                                 960,000         1,026,611
HCA, Inc., 6.375%, 2015                                                740,000           701,023
Omnicare, Inc., 6.875%, 2015                                           760,000           737,200
Owens & Minor, Inc., 6.35%, 2016                                       970,000           951,120
Triad Hospitals, Inc., 7%, 2013                                        315,000           305,156
                                                                                 ---------------
                                                                                 $     8,107,602
------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035 (a)                                  $     552,000   $       494,255
Foundation PA Coal Co., 7.25%, 2014                                    900,000           904,500
Ispat Inland ULC, 9.75%, 2014                                        1,200,000         1,342,500
Massey Energy Co., 6.875%, 2013 (a)                                    785,000           753,600
Peabody Energy Corp., 5.875%, 2016                                     425,000           398,437
Peabody Energy Corp., "B", 6.875%, 2013                                355,000           355,000
U.S. Steel Corp., 9.75%, 2010                                          413,000           443,975
                                                                                 ---------------
                                                                                 $     4,692,267
------------------------------------------------------------------------------------------------
Mortgage Backed - 13.6%
------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                         $     251,917   $       240,810
Fannie Mae, 4.1%, 2013                                                 942,224           866,397
Fannie Mae, 4.19%, 2013                                                796,800           734,699
Fannie Mae, 3.81%, 2013                                                584,655           529,037
Fannie Mae, 4.6%, 2014                                                 759,991           713,664
Fannie Mae, 4.667%, 2014                                             1,343,004         1,264,911
Fannie Mae, 4.519%, 2014                                               906,209           845,736
Fannie Mae, 4.77%, 2014                                                593,248           560,844
Fannie Mae, 4.56%, 2015                                                318,496           296,222
Fannie Mae, 4.665%, 2015                                               257,927           241,549
Fannie Mae, 4.7%, 2015                                                 246,095           230,995
Fannie Mae, 4.89%, 2015                                                173,356           164,737
Fannie Mae, 4.74%, 2015                                                600,000           563,731
Fannie Mae, 4.87%, 2015                                                519,609           492,712
Fannie Mae, 4.925%, 2015                                             1,935,921         1,842,324
Fannie Mae, 4.815%, 2015                                               600,000           565,872
Fannie Mae, 6%, 2016 - 2034                                          6,566,849         6,564,636
Fannie Mae, 5.5%, 2019 - 2035                                       41,275,166        39,994,371
Fannie Mae, 4.88%, 2020                                                573,170           555,613
Fannie Mae, 6.5%, 2032 - 2033                                        3,410,269         3,449,800
Freddie Mac, 6%, 2034                                                2,259,396         2,240,264
Freddie Mac, 5.5%, 2034                                              7,978,615         7,719,539
                                                                                 ---------------
                                                                                 $    70,678,463
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                $     470,000   $       458,250
AmeriGas Partners LP, 7.125%, 2016                                     175,000           168,437
                                                                                 ---------------
                                                                                 $       626,687
------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.2%
------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                     $     375,000   $       382,500
CenterPoint Energy Resources Corp., 7.875%, 2013                     1,600,000         1,757,762
Colorado Interstate Gas Co., 5.95%, 2015                               170,000           158,788
Kinder Morgan Energy Partners, 7.125%, 2012                          2,000,000         2,074,200
Magellan Midstream Partners LP, 5.65%, 2016                            311,000           298,039
Southern Natural Gas Co., Inc., 8.875%, 2010                           550,000           582,224
Williams Cos., Inc., 8.75%, 2032                                       800,000           896,000
                                                                                 ---------------
                                                                                 $     6,149,513
------------------------------------------------------------------------------------------------
Network & Telecom - 1.7%
------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                         $     815,000   $       885,294
Citizens Communications Co., 9%, 2031                                  405,000           425,250
Deutsche Telekom International Finance B.V., 8.25%, 2030             1,500,000         1,733,769
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                        180,000           185,850
Qwest Corp., 7.875%, 2011                                              860,000           884,725
Qwest Corp., 8.875%, 2012                                              450,000           482,625
Telecom Italia Capital, 6%, 2034                                     1,000,000           866,322
Telefonica Europe B.V., 7.75%, 2010                                  1,000,000         1,066,892
Verizon New York, Inc., 6.875%, 2012                                 2,542,000         2,594,424
                                                                                 ---------------
                                                                                 $     9,125,151
------------------------------------------------------------------------------------------------
Oil Services - 0.1%
------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                    $     130,000   $       126,100
GulfMark Offshore, Inc., 7.75%, 2014                                   435,000           429,562
                                                                                 ---------------
                                                                                 $       555,662
------------------------------------------------------------------------------------------------
Oils - 0.7%
------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                         $   3,550,000   $     3,677,335
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                 $     565,000   $       598,900
Dex Media West LLC, 9.875%, 2013                                     1,527,000         1,664,430
MediaNews Group, Inc., 6.875%, 2013                                    515,000           484,100
                                                                                 ---------------
                                                                                 $     2,747,430
------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                   $   2,809,000   $     2,991,585
------------------------------------------------------------------------------------------------
Real Estate - 0.5%
------------------------------------------------------------------------------------------------
EOP Operating LP, 4.75%, 2014                                    $   1,500,000   $     1,369,932
HRPT Properties Trust, 6.25%, 2016                                   1,324,000         1,317,483
                                                                                 ---------------
                                                                                 $     2,687,415
------------------------------------------------------------------------------------------------
Restaurants - 0.3%
------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                  $   1,500,000   $     1,678,657
------------------------------------------------------------------------------------------------
Retailers - 0.7%
------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                    $     420,000   $       423,150
Dollar General Corp., 8.625%, 2010                                     315,000           335,475
Gap, Inc., 9.55%, 2008                                                 940,000         1,015,644
GSC Holdings Corp., 8%, 2012 (a)                                       250,000           248,750
Limited Brands, Inc., 5.25%, 2014                                    1,100,000         1,015,304
Rite Aid Corp., 8.125%, 2010                                           365,000           367,737
Steinway Musical Instruments, Inc., 7%, 2014 (a)                       305,000           299,663
                                                                                 ---------------
                                                                                 $     3,705,723
------------------------------------------------------------------------------------------------
Steel - 0.1%
------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                   $     515,000   $       572,937
------------------------------------------------------------------------------------------------
Supranational - 0.3%
------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                          $   1,426,000   $     1,332,249
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                        $   1,500,000   $     1,841,125
Centennial Communications Corp., 10.125%, 2013                         240,000           258,600
Cingular Wireless LLC, 6.5%, 2011                                    1,700,000         1,756,204
Excelcomindo Finance Co., 7.125%, 2013 (a)                             100,000            97,500
Nextel Communications, Inc., 5.95%, 2014                             1,315,000         1,277,859
Rogers Wireless, Inc., 6.375%, 2014                                    550,000           523,875
Rogers Wireless, Inc., 7.5%, 2015                                      450,000           457,875
                                                                                 ---------------
                                                                                 $     6,213,038
------------------------------------------------------------------------------------------------
Tobacco - 0.4%
------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                $     818,000   $       811,865
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015                     1,300,000         1,270,750
                                                                                 ---------------
                                                                                 $     2,082,615
------------------------------------------------------------------------------------------------
Transportation - Services - 0.2%
------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                    $     315,000   $       327,600
Stena AB, 7%, 2016                                                     375,000           349,688
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                370,000           364,450
                                                                                 ---------------
                                                                                 $     1,041,738
------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.8%
------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                       $   7,277,666   $     6,671,555
Small Business Administration, 4.77%, 2024                           5,582,028         5,268,469
Small Business Administration, 5.11%, 2025                           2,526,531         2,427,355
                                                                                 ---------------
                                                                                 $    14,367,379
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.8%
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                   $   7,500,000   $     8,581,057
U.S. Treasury Bonds, 10.625%, 2015                                   3,350,000         4,685,290
U.S. Treasury Bonds, 6.25%, 2023 (f)                                 8,000,000         8,789,376
U.S. Treasury Bonds, 5.375%, 2031                                      635,000           642,243
U.S. Treasury Notes, 4.25%, 2014                                     2,500,000         2,352,930
U.S. Treasury Notes, 4.125%, 2015                                    1,285,000         1,193,694
U.S. Treasury Notes, 9.875%, 2015                                    5,025,000         6,783,162
U.S. Treasury Notes, 4.5%, 2016                                      4,128,000         3,928,857
U.S. Treasury Notes, TIPS, 2%, 2014                                 10,982,119        10,664,241
U.S. Treasury Notes, TIPS, 1.625%, 2015                              3,772,561         3,539,575
                                                                                 ---------------
                                                                                 $    51,160,425
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.9%
------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                 $     370,000   $       396,825
DPL, Inc., 6.875%, 2011                                                634,000           657,624
Duke Capital Corp., 8%, 2019                                         1,350,000         1,544,075
Edison Mission Energy, 7.75%, 2016 (a)                                 385,000           381,150
Empresa Nacional de Electricidad S.A., 8.35%, 2013                   1,269,000         1,381,428
Enersis S.A., 7.375%, 2014                                           1,273,000         1,311,615
FirstEnergy Corp., 6.45%, 2011                                       4,199,000         4,288,985
HQI Transelec Chile S.A., 7.875%, 2011                               1,500,000         1,592,160
Midwest Generation LLC, 8.75%, 2034                                    315,000           337,050
Mirant North America LLC, 7.375%, 2013 (a)                             555,000           548,063
MSW Energy Holdings LLC, 7.375%, 2010                                  545,000           547,725
Nevada Power Co., 5.875%, 2015                                         900,000           862,419
NorthWestern Corp., 5.875%, 2014                                     1,435,000         1,403,330
NRG Energy, Inc., 7.375%, 2016                                       1,110,000         1,111,388
Reliant Resources, Inc., 9.5%, 2013                                    235,000           237,350
System Energy Resources, Inc., 5.129%, 2014 (a)                      2,255,683         2,174,208
TXU Corp., 5.55%, 2014                                                 570,000           523,564
TXU Energy Co., 7%, 2013                                             1,220,000         1,260,597
                                                                                 ---------------
                                                                                 $    20,559,556
------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $524,311,410)                                    $   514,584,787
------------------------------------------------------------------------------------------------
Common Stocks - 0.0%
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                              3,683   $             0
------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                                 1   $            13
------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $0)                                      $            13
------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.1%
------------------------------------------------------------------------------------------------
Automotive - 0.1%
------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25% (Identified Cost, $263,915)            17,225   $       302,643
------------------------------------------------------------------------------------------------
Warrants - 0.0%
------------------------------------------------------------------------------------------------
                                         STRIKE          FIRST
                                          PRICE       EXERCISE
------------------------------------------------------------------------------------------------
Business Services - 0.0%
------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)    $ 0.14        1/28/97           1,625                $0
Loral Space & Communications Ltd. (n)      0.14        1/28/97             750                 0
------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)              52.00       12/31/02               1                $0
------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (IDENTIFIED COST, $29,434)                                      $             0
------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.7%
------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.06%, due 6/01/06,
at Amortized Cost and Value (t)(y)                               $   8,650,000   $     8,650,000
------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $533,254,759) (k)                          $   523,537,443
------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.4)%                                               (1,924,166)
------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                            $   521,613,277
------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,303,047, representing 10.4% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of May 31, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $502,587,160 and 96.00% of market value, of which 96.00% of market value was provided by an independent pricing service using an evaluated bid.
(n) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under
    Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN Floating Rate Note. The interest rate is the rate in effect as of period end. TIPS Treasury
Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD  Australian Dollar            GBP  British Pound
CLP  Chilean Peso                 JPY  Japanese Yen
CNY  Chinese Yuan Renminbi        NZD  New Zealand Dollar
EUR  Euro                         TRY  Turkish Lira

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                          NET UNREALIZED
       CONTRACTS TO                  SETTLEMENT                             CONTRACTS       APPRECIATION
     DELIVER/RECEIVE                       DATE     IN EXCHANGE FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------------------------------------
AUD       6,837,378             6/08/06-6/19/06        $  5,223,251        $5,141,794       $    81,457
EUR      79,291,220             6/08/06-7/17/06          96,892,572       101,638,469        (4,745,897)
GBP      19,182,069             6/05/06-8/02/06          34,624,192        35,861,054        (1,236,862)
NZD      22,360,296             6/06/06-6/26/06          13,728,272        14,184,713          (456,441)
-------------------------------------------------------------------------------------------------------
                                                       $150,468,287      $156,826,030       $(6,357,743)
-------------------------------------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------------------------------------
AUD       5,150,171             6/08/06-6/19/06        $  3,931,598        $3,873,122       $   (58,476)
CLP   1,360,389,921                     6/30/06           2,589,246         2,550,651           (38,595)
CNY      42,072,400                     6/06/06           5,280,171         5,246,328           (33,843)
EUR         857,718                     6/13/06           1,098,817         1,099,389               572
GBP      10,728,550                     6/05/06          20,015,535        20,048,848            33,313
JPY     298,100,968                     6/08/06           2,635,613         2,648,221            12,608
NZD      12,175,332             6/06/06-6/19/06           7,666,017         7,722,143            56,126
TRY       2,033,507                     6/26/06           1,294,815         1,283,762           (11,053)
-------------------------------------------------------------------------------------------------------
                                                       $ 44,511,812       $44,472,464       $   (39,348)
-------------------------------------------------------------------------------------------------------

At May 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $101,815 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT MAY 31, 2006:

                                                                                                        UNREALIZED
                                                                                    EXPIRATION       APPRECIATION/
DESCRIPTION                                        CONTRACTS            VALUE             DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------=

U.S. Treasury Bond (Long)                                 50       $5,310,938           Sep-06           $(32,206)
U.S. Treasury Note 10 year (Short)                        88        9,233,125           Sep-06             45,783
-----------------------------------------------------------------------------------------------------------------
                                                                                                         $ 13,577
-----------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS

                                                                                               UNREALIZED
                      NOTIONAL PRINCIPAL                                                      APPRECIATION
EXPIRATION            AMOUNT OF CONTRACT                     DESCRIPTION                     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

3/20/11                   $1,270,000       Agreement between the trust and Citibank, N.A.           $   (503)
                                           to exchange the credit risk of AutoZone, Inc. As
                                           a buyer of protection, the trust agrees to pay
                                           Citibank N.A. quarterly at a fixed annual rate
                                           of 0.65% of the notional amount of $1,270,000
                                           until maturity on March 20, 2011. If AutoZone,
                                           Inc. experiences one of the following credit
                                           events: bankruptcy, failure to pay, or a
                                           restructuring, the trust would then purchase
                                           $1,270,000 par of AutoZone bonds at the post
                                           credit event market price, and then deliver
                                           those bonds to Citibank N.A., who in turn would
                                           deliver $1,270,000 in cash to the trust.

3/20/11                   $2,700,000       Agreement between the trust and Merrill Lynch             (27,400)
                                           Capital Services to exchange the credit risk of
                                           Kohls Corp. As a buyer of protection, the trust
                                           agrees to pay Merrill Lynch quarterly at a fixed
                                           annual rate of 0.42% of the notional amount of
                                           $2,700,000 until maturity on March 20, 2011. If
                                           Kohls Corp. experiences one of the following
                                           credit events: bankruptcy, failure to pay, or a
                                           restructuring, the trust would then purchase
                                           $2,700,000 par of Kohls bonds at the post credit
                                           event market price, and then deliver those bonds
                                           to Merrill Lynch, who in turn would deliver
                                           $2,700,000 in cash to the trust.

3/20/11                   $2,500,000       Agreement between the trust and Merrill Lynch              (7,751)
                                           Capital Services to exchange the credit risk of
                                           New York Times Co. As a buyer of protection, the
                                           trust agrees to pay Merrill Lynch quarterly at a
                                           fixed annual rate of 0.43% of the notional
                                           amount of $2,500,000 until maturity on March 20,
                                           2011. If New York Times Co. experiences one of
                                           the following credit events: bankruptcy, failure
                                           to pay, or a restructuring, the trust would then
                                           purchase $2,500,000 par of New York Times bonds
                                           at the post credit event market price, and then
                                           deliver those bonds to Merrill Lynch who in turn
                                           would deliver $2,500,000 in cash to the trust.

                                                                                                    --------
                                                                                                    $(35,654)

At May 31, 2006 the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.

AT 5/31/06

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $533,254,759)               $523,537,443
Cash                                                                     223,025
Foreign currency, at value (identified cost, $29,042)                     28,891
Receivable for forward foreign currency exchange contracts               327,445
Receivable for daily variation margin on open futures contracts           10,500
Interest receivable                                                    8,101,296
Other assets                                                              12,717
------------------------------------------------------------------------------------------------------
Total assets                                                                              $532,241,317
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $191,721
Payable for forward foreign currency exchange contracts                6,724,536
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                             101,815
Payable for investments purchased                                      3,119,165
Payable for treasury shares reacquired                                   159,167
Unrealized depreciation on credit default swaps                           35,654
Payable to affiliates
  Management fee                                                          20,920
  Transfer agent and dividend disbursing costs                             8,908
  Administrative services fee                                                269
Payable for independent trustees' compensation                           178,409
Accrued expenses and other liabilities                                    87,476
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $10,628,040
------------------------------------------------------------------------------------------------------
Net assets                                                                                $521,613,277
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $588,262,477
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          (16,086,671)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (54,022,668)
Undistributed net investment income                                    3,460,139
------------------------------------------------------------------------------------------------------
Net assets                                                                                $521,613,277
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (60,240,083 issued,
less 4,601,344 treasury shares)                                                             55,638,739
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $521,613,277 /  55,638,739
shares of beneficial interest outstanding)                                                       $9.38
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 5/31/06

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $14,131,401
  Dividends                                                                16,734
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $14,148,135
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,570,119
  Transfer agent and dividend disbursing costs                             55,086
  Administrative services fee                                              38,563
  Independent trustees' compensation                                       40,669
  Custodian fee                                                           115,978
  Shareholder communications                                               82,195
  Auditing fees                                                            29,415
  Legal fees                                                                4,832
  Miscellaneous                                                           117,251
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,054,108
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (40,991)
  Reduction of expenses by investment adviser                              (1,842)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $2,011,275
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $12,136,860
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $(967,626)
  Futures contracts                                                       434,334
  Swap transactions                                                        (2,079)
  Foreign currency transactions                                        (1,046,344)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $(1,581,715)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(2,981,889)
  Futures contracts                                                       (12,286)
  Swap transactions                                                       (35,654)
  Translation of assets and liabilities in foreign currencies          (5,731,261)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $(8,761,090)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(10,342,805)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $1,794,055
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      5/31/06                 11/30/05
                                                                     (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
  Net investment income                                           $12,136,860              $25,609,734
  Net realized gain (loss) on investments and foreign
  currency transactions                                            (1,581,715)              20,004,433
  Net unrealized gain (loss) on investments and foreign
  currency translation                                             (8,761,090)             (24,950,918)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,794,055              $20,663,249
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
  From net investment income                                     $(14,117,181)            $(29,042,810)
------------------------------------------------------------------------------------------------------

TRUST SHARE (PRINCIPAL) TRANSACTIONS
------------------------------------------------------------------------------------------------------
  Cost of shares reacquired                                       $(5,554,548)            $(10,569,915)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(17,877,674)            $(18,949,476)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            539,490,951              558,440,427
At end of period (including undistributed net investment
income of $3,460,139 and $5,440,460, respectively)               $521,613,277             $539,490,951
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS   Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                YEARS ENDED 11/30
                                             ENDED      ----------------------------------------------------------------------
                                           5/31/06             2005            2004           2003          2002          2001
                                       (UNAUDITED)
Net asset value, beginning of period         $9.58            $9.71           $9.58          $9.09         $9.17         $9.20
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.22            $0.45           $0.49          $0.49         $0.52         $0.67
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   (0.18)           (0.09)           0.17           0.51         (0.03)        (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.04            $0.36           $0.66          $1.00         $0.49         $0.66
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.25)          $(0.51)         $(0.55)        $(0.53)       $(0.49)       $(0.64)
  From paid-in capital                          --               --              --             --         (0.09)        (0.05)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $(0.25)          $(0.51)         $(0.55)        $(0.53)       $(0.58)       $(0.69)
------------------------------------------------------------------------------------------------------------------------------
Net increase from repurchase of
capital shares                               $0.01            $0.02           $0.02          $0.02         $0.01         $0.00(w)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $9.38            $9.58           $9.71          $9.58         $9.09         $9.17
------------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period        $8.30            $8.43           $8.71          $8.78         $8.26         $8.35
------------------------------------------------------------------------------------------------------------------------------
Total return at market value (%)(r)(s)        1.41(n)          2.57            5.52          13.02          5.99          6.92
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        0.78(a)          0.79            0.80           0.83          0.85          0.91
Expenses after expense reductions (f)         0.78(a)          0.79            0.80           0.83          0.85          0.91
Net investment income (x)                     4.56(a)          4.64            5.11           5.21          5.80          7.18
Portfolio turnover                              28               73              70            129           137            98
Net assets at end of period (000 Omitted) $521,613         $539,491        $558,440       $561,900      $546,281      $556,614
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.
(x) Effective December 31, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Charter Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The trust invests in inflation-adjusted debt securities issued by the U.S. Treasury. The trust may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts, swap agreements, and futures contracts.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. Upon entering into such contracts, the trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

CREDIT DEFAULT SWAPS - The trust may enter into credit default swaps to limit or to reduce risk exposure of the trust to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The trust may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the trust is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2006, there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the trust is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended May 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                    NOVEMBER 30, 2005   NOVEMBER 30, 2004
    Ordinary income (including any
    short-term capital gains)             $29,042,810         $31,836,028

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MAY 31, 2006
          Cost of investments                          $541,116,892
          ---------------------------------------------------------
          Gross appreciation                             $4,824,317
          Gross depreciation                            (22,403,766)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)   $(17,579,449)

          AS OF NOVEMBER 30, 2005
          Undistributed ordinary income                   6,866,994
          Capital loss carryforwards                    (45,279,622)
          Other temporary differences                    (1,990,248)
          Net unrealized appreciation (depreciation)    (13,923,198)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of May 31, 2006, the trust had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              November 30, 2009                        $(21,374,410)
              November 30, 2010                         (23,905,212)
              -----------------------------------------------------
                                                       $(45,279,622)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 4.57% of gross investment income. The management fee, from net assets and gross investment income, incurred for the six months ended May 31, 2006 was equivalent to an annual effective rate of 0.59% of the trust's average daily net assets.

TRANSFER AGENT - The trust pays a portion of transfer agent and dividend-disbursing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as registrar and dividend-disbursing agent. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. For the six months ended May 31, 2006, these fees amounted to $37,200. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended May 31, 2006, these costs amounted to $11,868.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the trust's annual fixed amount was $10,000. Effective April 1, 2006, the trust's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2006 was equivalent to an annual effective rate of 0.0145% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $2,496. The trust also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $1,017. Both amounts are included in Independent trustees' compensation for the six months ended May 31, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $155,871 at May 31, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $12,717 of Deferred Trustees' Compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2006, the fee paid to Tarantino LLC was $2,195. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,842, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES          SALES

U.S. government securities                            $7,938,390     $6,294,306
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $142,060,697   $139,263,957
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 655,100 shares of beneficial interest during the six months ended May 31, 2006 at an average price per share of $8.35 and a weighted average discount of 10.84% per share. The trust repurchased and retired 1,219,000 shares of beneficial interest during the year ended November 30, 2005 at an average price per share of $8.67 and a weighted average discount of 10.39% per share. Transactions in trust shares were as follows:

                                 SIX MONTHS ENDED                 YEAR ENDED
                                   MAY 31, 2006             NOVEMBER 30, 2005
                              SHARES       AMOUNT        SHARES         AMOUNT

Treasury shares reacquired   (655,100)  $(5,554,548)  (1,219,100)  $(10,569,915)

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the trust and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended May 31, 2006 was $2,681 and is included in miscellaneous expense on the Statement of Operations. The trust had no significant borrowings during the six months ended May 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Trust), including the portfolio of investments, as of May 31, 2006, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2006. These interim financial statements are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2005, and financial highlights for each of the five years in the period ended November 30, 2005, and in our report dated January 10, 2006, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                              ERNST & YOUNG LLP
Boston, Massachusetts
July 14, 2006

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call      1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to: MFS Service Center, Inc.
          P.O. Box 55024
          Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of May 31, 2006, our records indicate that there are 3,811 registered shareholders and approximately 32,596 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

          MFS Service Center, Inc.
          P.O. Box 55024 Boston, MA 02205-5024
          1-800-637-2304

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C)2006 MFS Investment Management(R)
500 Boylston Street,
Boston, MA 02116.
                                                             MCR-SEM-07/06 43M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because the portfolio manager(s) of the Registrant did not change from those set forth in the Registrant's most recent annual Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

=============================================================================================================
                                            MFS CHARTER INCOME TRUST
-------------------------------------------------------------------------------------------------------------
                                                                                              (D)
                                                                         (C)              MAXIMUM NUMBER
                                                                   TOTAL NUMBER OF       (OR APPROXIMATE
                                                       (B)       SHARES PURCHASED AS     DOLLAR VALUE) OF
                                       (A)           AVERAGE    PART OF PUBLICLY        SHARES THAT MAY YET
                               TOTAL NUMBER OF     PRICE PAID    ANNOUNCED PLANS OR     BE PURCHASED UNDER
PERIOD                        SHARES PURCHASED      PER SHARE         PROGRAMS         THE PLANS OR PROGRAMS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
   12/1/05 - 12/31/05             103,600             $8.46            103,600               4,628,124
-------------------------------------------------------------------------------------------------------------
    1/1/06 - 1/31/06              100,400             $8.67            100,400               4,527,724
-------------------------------------------------------------------------------------------------------------
    2/1/06 - 2/28/06               84,300             $8.60             84,300               4,443,424
-------------------------------------------------------------------------------------------------------------
    3/1/06 - 3/31/06              161,800             $8.47            161,800               5,438,754
-------------------------------------------------------------------------------------------------------------
    4/1/06 - 4/30/06               73,100             $8.32             73,100               5,365,654
-------------------------------------------------------------------------------------------------------------
    5/1/06 - 5/31/06              131,900             $8.37            131,900               5,233,754
-------------------------------------------------------------------------------------------------------------
          Total                   655,100             $8.48            665,100
-------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2006 plan year are 5,600,554.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------


* Print name and title of each signing officer under his or her signature.